Exceptional items (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Findus Group integration costs	€ 1.5	€ 2.5
Implementation of strategic opportunities	0.0	5.2
Remeasurement of indemnification assets	0.0	(10.4)
Costs related to transactions	0.0	2.1
Settlement of legacy matters	0.0	0.4
Other restructuring costs	0.0	0.1
Exceptional items	€ 1.5	€ (0.1)